Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000099780
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Class A
Trading Symbol	RRGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.20%

Gross expense ratio as of the latest prospectus: 1.38%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%
AssetsNet	$ 171,803,885
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 440,642
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	171,803,885
Number of Portfolio Holdings	84
Portfolio Turnover Rate (%)	51
Total Net Advisory Fees Paid ($)	440,642

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Specialized REITs	18%
Retail REITs	17%
Industrial REITs	16%
Residential REITs	15%
Real Estate Management & Development	12%
Health Care REITs	9%
Diversified REITs	8%
Hotel & Resort REITs	2%
Office REITs	2%
Health Care Providers & Services	1%
Total	100%

C000099781
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Class C
Trading Symbol	RRGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.95%

Gross expense ratio as of the latest prospectus: 2.08%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.95%
AssetsNet	$ 171,803,885
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 440,642
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	171,803,885
Number of Portfolio Holdings	84
Portfolio Turnover Rate (%)	51
Total Net Advisory Fees Paid ($)	440,642

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Specialized REITs	18%
Retail REITs	17%
Industrial REITs	16%
Residential REITs	15%
Real Estate Management & Development	12%
Health Care REITs	9%
Diversified REITs	8%
Hotel & Resort REITs	2%
Office REITs	2%
Health Care Providers & Services	1%
Total	100%

C000176653
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	RRGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.79%

Gross expense ratio as of the latest prospectus: 0.96%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 171,803,885
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 440,642
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	171,803,885
Number of Portfolio Holdings	84
Portfolio Turnover Rate (%)	51
Total Net Advisory Fees Paid ($)	440,642

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Specialized REITs	18%
Retail REITs	17%
Industrial REITs	16%
Residential REITs	15%
Real Estate Management & Development	12%
Health Care REITs	9%
Diversified REITs	8%
Hotel & Resort REITs	2%
Office REITs	2%
Health Care Providers & Services	1%
Total	100%

C000099783
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Class S
Trading Symbol	RRGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$50	1.02%

Gross expense ratio as of the latest prospectus: 1.16%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%
AssetsNet	$ 171,803,885
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 440,642
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	171,803,885
Number of Portfolio Holdings	84
Portfolio Turnover Rate (%)	51
Total Net Advisory Fees Paid ($)	440,642

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Specialized REITs	18%
Retail REITs	17%
Industrial REITs	16%
Residential REITs	15%
Real Estate Management & Development	12%
Health Care REITs	9%
Diversified REITs	8%
Hotel & Resort REITs	2%
Office REITs	2%
Health Care Providers & Services	1%
Total	100%

C000099784
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Institutional Class
Trading Symbol	RRGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.87%

Gross expense ratio as of the latest prospectus: 1.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
AssetsNet	$ 171,803,885
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 440,642
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	171,803,885
Number of Portfolio Holdings	84
Portfolio Turnover Rate (%)	51
Total Net Advisory Fees Paid ($)	440,642

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Specialized REITs	18%
Retail REITs	17%
Industrial REITs	16%
Residential REITs	15%
Real Estate Management & Development	12%
Health Care REITs	9%
Diversified REITs	8%
Hotel & Resort REITs	2%
Office REITs	2%
Health Care Providers & Services	1%
Total	100%